Cover	Mar. 15, 2024
Document Information Line Items
Entity Registrant Name	AINOS, INC.
Entity Central Index Key	0001014763
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 15, 2024
Entity File Number	001-41461
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	75-1974352
Entity Address Address Line 1	8880 Rio San Diego Drive
Entity Address Address Line 2	Ste. 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92108
City Area Code	858
Local Phone Number	869-2986
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stocks [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AIMD
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants to purchase Common Stock
Trading Symbol	AIMDW
Security Exchange Name	NASDAQ